(ICON)

Prudential
Municipal
Series Fund

New Jersey
Money Market Series

SEMI
ANNUAL
REPORT
Feb. 28, 1998

(LOGO)

Prudential Municipal Series Fund
New Jersey Money Market Series

Performance At A Glance.
Municipal money market yields fluctuated during the six months ended February 28, 1998 amid changing views about the future pace of U.S. economic growth and the potential for higher inflation. Imbalances in the supply and demand of short-term municipal securities also drove money market yields.
Your
Prudential Municipal Series Fund -- New Jersey Money
Market
Series beat the return of comparable funds tracked by IBC
Financial Data by investing in a mixture of higher yielding securities maturing in a year and securities with coupons that reset on a daily basis.

Fund Facts
As of 2/28/98
                         7-Day      Net Asset
Taxable Equivalent Yield1    Weighted Avg.     Total
Net
                      Current Yld.    Value      @31%
@36%     @39.6%      Maturity      Assets (mil.)
NJ Money
Market Fund             2.79%          $1        4.32%
4.66%    4.93%       54 Days           $210.1
IBC Financial Data
NJ Tax-Exempt
Fund Avg.2              2.66           $1        4.12
4.44     4.70        50 Days            N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results.

1 Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

2 IBC Financial Data reports a seven-day current yield, WAM and NAV on Mondays. This is the average seven-day current yield, NAV and
WAM of all funds in the International Business
Communications
Financial Data's New Jersey tax-exempt money fund category as of March 2, 1998, which was the closest date to our reporting period end. An investment in the Series is neither insured nor guaranteed by the U.S. government and there can be no assurance the Series will be able to maintain a stable net asset value of $1 per share.

How Investments Compared.
(As of 2/28/98)
(GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors
have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*18 years for Tax-Exempt Money Funds.

Tracking Tax-Free Money Fund Yields.
(GRAPH)

Richard S. Lynes, Fund Manager               (PICTURE)

Portfolio
Manager's Report

The Prudential Municipal Series Fund -- New Jersey
Money Market
Series seeks current income that is exempt from federal and New
Jersey state income taxes, while preserving capital and maintaining liquidity. The Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the State of New Jersey, its municipalities, local governments and obligations of other qualifying issuers
(such as Puerto Rico, Guam and the U.S. Virgin
Islands.)  There can be
no assurance that the Series will achieve its investment objective.

A Word About Quality.

Your Series will typically purchase securities with maturities of
13 months or less that are rated Aaa, Aa; Notes: MIG-1, MIG-2,
P-1 or P-2 by Moody's Investors Service, or AAA, AA;
Notes:
SP-1, SP-1+, A-1, A-1+ or A-2 by Standard & Poor's. If not rated, the securities are deemed to be of comparable quality by the Fund's investment adviser. Although there is never a guarantee that the share price will stay at $1, we emphasize a conservative, quality-oriented approach.

Strategy Session.
Fresh Inflation Fears.

Last fall brought fresh concerns about rising inflation in the U.S., causing money market yields to move higher based on expectations of an increase in the federal funds rate
(what banks charge each other for overnight loans).
Such
movements by the Federal Reserve would slow economic growth and pre-emptively defuse inflationary pressures. We took advantage of this rise in yields by purchasing attractively priced securities maturing in a year. These transactions extended your Series' weighted average maturity (WAM).

Signs of an economic crisis in Asia led us to believe
U.S.
central bankers would keep the federal funds rate unchanged, and we were right. After Asian economic turmoil erupted in late October, monetary policy remained unchanged in November amid uncertainty about how much the crisis would effect the U.S. economy.

With the year rapidly drawing to a close, your Series was positioned to benefit from the increase in yields that typically occurs in December as portfolio managers sell securities to provide investors with cash for the holidays.
On average about 25% of your Series' total investments were in highly liquid securities whose coupon rates are reset on a daily basis. When yields climbed in December, the coupons were adjusted to pay higher rates. Then again, when yields declined in January, the coupons were reset to pay lower rates. This seasonal drop in yields was exaggerated because many investors believed Asian difficulties would slow
U.S.
economic growth enough to prompt a federal funds rate cut to reinvigorate the economy. We did not agree. The strength of the economy was such that Federal Reserve Chairman
Alan
Greenspan dashed hopes for a federal funds rate cut during a speech in late February.

What Went Well.
Barbell Strategy
Worked Out Well.

Many cities, counties and other municipalities in New
Jersey
that sell tax-exempt issues of several million dollars each may not be required to disclose much data about their financial health, so we avoid buying these securities out of concern about their credit quality. Instead, the New Jersey
Money
Market Series' holdings were largely concentrated in overnight securities (roughly 25% of total investments) whose rates reset daily and one-year securities of municipal issues for which detailed financial information was readily available. This combination of very short-term and longer term money market securities, sometimes called a barbell strategy, worked well. As you remember, coupon rates that reset daily rose along with short-term yields near the end of the year, providing your Series with a growing stream of tax-exempt income. On the other hand, we locked in attractive yields on one-year securities, which added a measure of stability to the portfolio obviously lacking in securities whose coupon rates adjust frequently.

And Not So Well.
A Dwindling Stream.

January's seasonal decline in municipal money market yields came as investors hurry to reinvest bond coupon payments and cash from bond redemptions, both of which are plentiful at the beginning of the year. Of course, coupon rates on your Series' overnight securities adjusted lower in January as short-term yields fell, causing the stream of tax-exempt income to temporarily decline.Looking Ahead.Subdued inflation persisted in the U.S. even though the economy created more than 600,000 new jobs in the first two months of the year. We believe that inflation will likely remain in check as Asian countries flood our markets with cheaply priced imports while they purchase fewer exports from the
U.S.  Given this scenario, we expect the Federal
Reserve to leave monetary policy unchanged in coming months. In the meantime, we are keeping the WAM more in line with its competition to be ready to take advantage of the rise in yields that usually occurs in April as portfolio managers sell securities to provide investors with cash to pay income taxes. Purchasing these securities would extend the WAM.

Weighted Average Maturity Compared
To The Average Fund.
(GRAPH)

President's Letter                            April 3,
1998
(PICTURE)

Investing Smart.

Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets?
Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

- Revised Capital Gains Tax Rates & Exclusions. Long-term rates are down. Is your portfolio positioned to benefit?
Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

- New Roth IRAs. The Roth IRA features tax-free distributions and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

- New Education IRAs. Similar to a traditional IRA, but specifically designed for higher education. The new law also creates credits and deductions to help defray college costs.

- Expanded IRAs. Rules governing traditional IRAs have been extensively revised. Deductibility and contribution limits have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you!
That's why
I recommend you call your Prudential Financial
Professional
and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           NEW JERSEY MONEY
MARKET SERIES
-------------------------------------------------------
-------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating         Rate         Date        (000)
(Note 1)
-------------------------------------------------------
-------------------------------------------------------
----------------
Atlantic Cnty. Impvt. Auth. Rev., Ser. 86, F.R.W.D.
VMIG1        3.05%        3/04/98   $  2,400     $
2,400,000
Bergen Cnty. Utils. Auth., Wtr. Poll. Ctl. Rev., Ser.
98A           Aaa          4.00        12/15/98
520          521,081
Bernards Twnshp., Ser. 96, B.A.N.
NR           4.25         5/22/98      5,261
5,265,314
Burlington Cnty.,
   Ser. 97, B.A.N.
NR           4.00         3/12/98      3,000
3,000,305
   G.O., B.A.N.
NR           4.25         4/23/98      3,000
3,001,463
Denville Twnshp., G.O., B.A.N.
NR           4.25         6/16/98      1,500
1,501,689
Denville Twnshp., G.O.
Aaa          4.25         2/01/99        300
301,610
Essex Cnty. Impvt. Auth. Rev., Pooled Gov't. Loan
Prog.,
   F.R.W.D.
VMIG1        3.00         3/04/98      3,000
3,000,000
Gloucester Cnty. Ind. Poll. Ctrl. Fin. Auth. Rev.,
   Monsanto Co. Proj., Ser. 92, F.R.W.D.
P-1          3.20         3/04/98      4,170
4,170,000
Hamilton Twnshp., Atlantic City, B.A.N.
NR           4.125        8/19/98      2,550
2,553,420
Hudson Cnty. Impvt. Auth. Rev.,
   Pooled Gov't. Loan Prog., Ser. 86, F.R.W.D.
A-1+(e)      3.40         3/05/98      2,945
2,945,000
Jersey City,
   B.A.N., G.O.
MIG1         4.25         9/18/98      1,000
1,001,953
   School Prom. Nts.
MIG1         4.375        9/18/98      5,000
5,013,907
   School Prom. Nts.
MIG1         4.125        3/05/99      1,000
1,005,050
Mendham Twnshp., B.A.N., G.O.
NR           4.125       12/10/98        905
906,703
Middlesex Cnty. Util. Auth., Solid Waste Sys. Rev.,
Ser. 91         Aaa          5.70        12/01/98
1,900        1,930,476
New Jersey Hsg. & Mtg. Fin. Agy.,
   Eagle Tax Exempt, Ser. 3002, F.R.W.D.S.
A-1+(e)      3.51         3/05/98      3,300 (f)
3,300,000
   Home Buyer, Ser. 96S, F.R.W.D., A.M.T.
A-1+(e)      3.56         3/05/98      6,000 (f)
6,000,000
New Jersey Sports & Expo. Auth., Ser. 92C, F.R.W.D.
VMIG1        3.20         3/05/98      4,300
4,300,000
New Jersey St. Econ. Dev. Auth.,
   865 Centennial Ave. Proj., Ser. 85, F.R.W.D., A.M.T.
A-1+(e)      3.56         3/05/98      2,500
2,500,000
   Brach Jersey Ave., Ser. 86, F.R.W.D.
A-1+(e)      3.30         3/04/98      2,100
1,500,000
   Catholic Cmnty. Svcs. Proj., Ser. 93, F.R.W.D.
VMIG1        3.20         3/05/98      5,795
5,795,000
   Catholic Cmnty. Svcs. Proj., Ser. 95, F.R.W.D.
VMIG1        3.20         3/05/98      2,500
2,500,000
   Chamber Congeration Proj., Ser. 91, T.E.C.P., A.M.T.
VMIG1        3.30         3/13/98      3,000
3,000,000
   Davidson Ave. Assoc. Ltd., F.R.W.D., A.M.T.
A-1+(e)      3.56         3/05/98      2,500
2,500,000
   Dow Chemical, Ser. 84A, F.R.D.D.
P-1          3.25         3/02/98      9,000
9,000,000
   Econ. Growth Bds., Ser. 94B, F.R.W.D., A.M.T.
A-1(e)       3.10         3/05/98      1,575
1,575,000
   Elizabeth Twnshp. Wtr. Co., Ser. B, F.R.W.D., A.M.T.
A-1+(e)      3.00         3/04/98      5,500
5,500,000
   Facs. Rev. Ref., New Jersey Natural Gas Co. Proj.,
Ser.
      98B, F.R.W.D., A.M.T.
P-1          3.10         3/04/98      1,500
1,500,000
   Fin. Assoc. L.P., Ser. 97, F.R.W.D.
A-1+(e)      3.51         3/05/98      3,952
3,952,000

-------------------------------------------------------
-------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           NEW JERSEY MONEY
MARKET SERIES
-------------------------------------------------------
-------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating         Rate         Date        (000)
(Note 1)
-------------------------------------------------------
-------------------------------------------------------
----------------
   GSA Bldg. Assoc. Ltd., Ser. 85, F.R.W.D., A.M.T.
A-1+(e)      3.56%        3/05/98   $  4,200     $
4,200,000
   Hoffman La-Roche Inc. Proj., Ser. 93, F.R.D.D.
Aaa          3.40         3/02/98      1,300
1,300,000
   Job Haines Home Prod., Ser. 98, F.R.W.D.
VMIG1        2.90         3/04/98      2,000
2,000,000
   Kent Place, Ser. 92L, F.R.W.D.
VMIG1        3.30         3/05/98      1,855
1,855,000
   Michael Shalit Proj., Ser. 93, F.R.D.D.
NR           3.60         3/02/98      1,520
1,520,000
   New Jersey Foreign Trade Zone Proj., Ser. 98,
F.R.D.D.           A-1+(e)      3.20         3/02/98
5,200        5,200,000
   Newark Recycling Fac., Ser. 97, A.M.T.
A-1+(e)      3.95        12/15/98      8,000
8,000,000
   North Plainfield Hldg., Ser. 92, A.O.T.
VMIG1        3.90         9/01/98      3,380
3,380,000
   Ocean Spray Cranberry Inc. Proj., Ser. 87, A.O.T.
NR           4.00         7/01/98      2,500
2,500,000
   Office Court Assoc. Proj., F.R.W.D., A.M.T.
A-1+(e)      3.45         3/04/98      1,700
1,700,000
   Owens Drive Bldg. Ltd., Ser. 84, F.R.W.D., A.M.T.
A-1+(e)      3.56         3/05/98      1,200
1,200,000
   Owens Drive Bldg. Ltd., Ser. 90, F.R.W.D., A.M.T.
A-1+(e)      3.56         3/05/98      1,450
1,450,000
   Peddie Sch. Proj., Ser. 94B, F.R.W.D.
A-1(e)       3.30         3/05/98      3,000
3,000,000
   Raritan Bldg. Assoc., Ser. 85, F.R.W.D.
A-1+(e)      3.51         3/05/98      3,500
3,500,000
   RJB Associates Ltd., F.R.W.D.
NR           3.40         3/05/98      1,402
1,402,000
   Russ Berrie & Co., Ser. 83, F.R.W.D.
A-1+(e)      2.95         3/04/98      5,800
5,800,000
   Volvo America Corp., Ser. 84, F.R.W.D.
Aaa          3.575        3/04/98      1,500
2,100,000
   West Essex Assoc. Ltd., Ser. 84, F.R.W.D.
A-1+(e)      3.51         3/05/98      1,300
1,300,000
New Jersey St. Edl. Facs. Auth., Princeton Univ., Ser.
97A,
   T.E.C.P.
P-1          2.90         3/06/98      1,850
1,850,000
New Jersey St. Higher Educ. Asst. Auth.,
   Stud. Loan Rev., Ser. 97B, A.O.T., A.M.T.
A-1+(e)      3.90         6/01/98      1,800
1,800,000
New Jersey St., Ser. 98A, G.O., T.E.C.P.
P-1          3.55         6/15/98      3,000
3,000,000
New Jersey St. Tpke. Auth. Rev., Ser. 91D, F.R.W.D.
VMIG1        2.90         3/04/98      2,600
2,600,000
Passaic Cnty., Util. Auth., Solid Wst. Sys. Proj. Nts.,
Ser.
   97B
MIG1         3.90         8/04/98      1,800
1,800,000
Port Auth. of New York & New Jersey,
   Ser. 3, F.R.D.D.
VMIG1        3.50         3/02/98      1,800
1,800,000
   Ser. 4, F.R.D.D., A.M.T.
VMIG1        3.55         3/02/98        500
500,000
   Ser. 93-2, F.R.W.D.
CPS1         3.489 (d)    3/03/98      8,000 (f)
8,000,000
   Spec. Oblig. Rev., Ser. 2, F.R.D.D.
VMIG1        3.50         3/02/98      7,200
7,200,000
   Spec. Oblig. Rev., Ser. 6, F.R.D.D., A.M.T.
VMIG1        3.55         3/02/98      2,400
2,400,000
Puerto Rico Comnwlth., Gov't. Dev. Bank, Ser. 95,
T.E.C.P.          NR           3.40         5/01/98
10,000       10,000,000
Randolph Twnshp. Sch. Dist., B.A.N.
NR           4.00         4/15/98      5,000
5,001,180
Rutgers St. Univ. (g)
Aaa          8.00         5/01/98      3,255
3,341,030
Salem Cnty., Ind. Poll. Ctrl. Rev.,
   Philadelphia Elec. Co., Ser. 93A, T.E.C.P.
VMIG1        3.60         3/10/98      8,000
8,000,000
Union County Gen. Impt., Ser. 97, G.O.
Aaa          4.50        12/15/98      1,150
1,156,374

-------------------------------------------------------
-------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                           NEW JERSEY MONEY
MARKET SERIES
-------------------------------------------------------
-------------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating         Rate         Date        (000)
(Note 1)
-------------------------------------------------------
-------------------------------------------------------
----------------
West Orange Twnshp., B.A.N.
NR           4.25%        6/24/98   $  3,119     $
3,122,848
West Windsor Plainsboro Reg. Sch. Dist., Ser. 95, G.O.
Aaa          5.25        12/01/98      1,350
1,367,382
Willingboro Twnshp., Ser. 97, B.A.N.
NR           3.87         6/26/98      6,168
6,168,376

------------
Total Investments--100.9%
(Amortized cost $211,954,161(c))
211,954,161
Liabilities in excess of other assets--(0.9)%
(1,902,635)

------------
Net Assets--100%
$210,051,526

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    A.O.T.--Annual Optional Tender.
    B.A.N--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.H.A.--Federal Housing Administration.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    F.R.W.D.S.--Floating Rate (Weekly) Demand Synthetic
Note (b).
    F.S.A.--Financial Security Assurance.
    G.O.--General Obligation.
    T.E.C.P.--Tax Exempt Commercial Paper.
(b) For purposes of amortized cost valuation, the
maturity date of Floating Rate
    Demand Notes is considered to be the later of the
next date on which the
    security can be redeemed at par, or the next date
on which the rate of
    interest is adjusted.
(c) The cost of securities for federal income tax
purposes is substantially the
    same as for financial statement purposes.
(d) Rate shown reflects rate as of February 28, 1998
for variable instruments.
(e) Standard & Poor's Rating.
(f) Indicates a restricted security: the aggregate cost
of such securities is
    $17,300,000. The aggregate value ($17,300,000) is
approximately 8.2% of net
    assets.
(g) Prerefunded issues are secured by escrowed and/or
direct U.S. guaranteed
    obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
-------------------------------------------------------
-------------------------
See Notes to Financial Statements.     5

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                                 NEW JERSEY
MONEY MARKET SERIES
-------------------------------------------------------
-------------------------

Assets
February 28, 1998

-----------------
Investments, at amortized cost which approximates
market value...........................................
$ 211,954,161
Cash...................................................
 ..................................................
19,416
Receivable for Series shares
sold...................................................
 .....................            3,864,760
Interest
receivable.............................................
 .........................................
1,776,739
Deferred expenses and other
assets.................................................
 ......................                3,616

-----------------
   Total
assets.................................................
 .........................................
217,618,692

-----------------
Liabilities
Payable for Series shares
reacquired.............................................
 ........................            3,921,394
Payable for investments
purchased..............................................
 ..........................            3,486,538
Management fee
payable................................................
 ...................................
77,917
Dividends
payable................................................
 ........................................
51,023
Accrued expenses and other
liabilities............................................
 .......................               16,487
Distribution fee
payable................................................
 .................................               10,029
Deferred trustee's
fee....................................................
 ...............................                3,778

-----------------
   Total
liabilities............................................
 .........................................
7,567,166

-----------------
Net
Assets.................................................
 ..............................................        $
210,051,526

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value..................................................
 ....        $   2,100,515
   Paid-in capital in excess of
par....................................................
 ..................          207,951,011

-----------------
Net assets, February 28,
1998...................................................
 .........................        $ 210,051,526

-----------------

-----------------
Net asset value, offering price and redemption price
per share ($210,051,526 / 210,051,526 shares of
   beneficial interest issued and outstanding;
unlimited number of shares
authorized)....................                  $1.00

-----------------

-----------------

-------------------------------------------------------
-------------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
NEW JERSEY MONEY MARKET SERIES
Statement of Operations (Unaudited)
-------------------------------------------------------
-----

                                                 Six
Months

Ended
Net Investment Income                         February
28, 1998
Income
   Interest and discount earned............      $
3,438,176
                                              ---------
--------
Expenses
   Management fee..........................
479,415
   Distribution fee........................
119,854
   Custodian's fees and expenses...........
38,000
   Transfer agent's fees and expenses......
37,500
   Reports to shareholders.................
16,000
   Registration fees.......................
7,500
   Audit fee...............................
4,000
   Trustees' fees and expenses.............
2,000
   Legal fees and expenses.................
1,000
   Miscellaneous...........................
4,574
                                              ---------
--------
      Total expenses.......................
709,843
   Less: Custodian fee credit (Note 1).....
(6,323)
                                              ---------
--------
      Net expenses.........................
703,520
                                              ---------
--------
Net investment income......................
2,734,656
                                              ---------
--------
Net Increase in Net Assets
Resulting from Operations..................      $
2,734,656
                                              ---------
--------
                                              ---------
--------


PRUDENTIAL MUNICIPAL SERIES FUND
NEW JERSEY MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)
-------------------------------------------------------
-----

                                     Six Months
                                       Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1998
1997
Operations
   Net investment income..........  $  2,734,656    $
5,459,639
                                    ------------    ---
---------
   Net increase in net assets
      resulting from operations...     2,734,656
5,459,639
                                    ------------    ---
---------
Dividends and distributions to
   shareholders (Note 1)..........    (2,734,656)
(5,459,639)
                                    ------------    ---
---------
Series share transactions
   (at $1 per share)
   Net proceeds from shares
      subscribed .................   322,533,170
640,701,796
   Net asset value of shares
      issued in reinvestment of
      dividends...................     2,709,353
5,343,670
   Cost of shares reacquired......  (314,662,732)
(627,970,024)
                                    ------------    ---
---------
   Net increase in net assets from
      Series share transactions...    10,579,791
18,075,442
                                    ------------    ---
---------
Total increase....................    10,579,791
18,075,442
Net Assets
Beginning of period...............   199,471,735
181,396,293
                                    ------------    ---
---------
End of period.....................  $210,051,526
$199,471,735
                                    ------------    ---
---------
                                    ------------    ---
---------

-------------------------------------------------------
-------------------------
See Notes to Financial Statements.     7

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)   NEW JERSEY
MONEY MARKET SERIES
-------------------------------------------------------
-------------------------
Prudential Municipal Series Fund (the 'Fund') is
registered under the Investment
Company Act of 1940 as an open-end management
investment company. The Fund was
organized as a Massachusetts business trust on May 18,
1984 and consists of 13
series. The monies of each series are invested in
separate, independently
managed portfolios. The New Jersey Money Market Series
(the 'Series') commenced
investment operations on December 3, 1990. The Series
is non-diversified and
seeks to achieve its investment objective of providing
the highest level of
income that is exempt from New Jersey state and federal
income taxes with a
minimum of risk by investing in 'investment grade' tax-
exempt securities
maturing within 13 months or less and whose ratings are
within the two highest
ratings categories by a nationally recognized
statistical rating organization,
or if not rated, are of comparable quality. The ability
of the issuers of the
securities held by the Series to meet their obligations
may be affected by
economic developments in a specific state, industry or
region.
-------------------------------------------------------
-----
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its
financial statements.
Securities Valuations: Portfolio securities of the
Series are valued at
amortized cost, which approximates market value. The
amortized cost method of
valuation involves valuing a security at its cost on
the date of purchase and
thereafter assuming a constant amortization to maturity
of any discount or
premium.
All securities are valued as of 4:30 p.m., New York
time.
The Series' may hold up to 10% of its net assets in
illiquid securities
including those which are restricted as to disposition
under securities law
('restricted securities'). Restricted securities held
by the Series at February
28, 1998 do not include rights with regard to
registration. Restricted
securities are valued pursuant to the valuation
procedures noted above.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses
on sales of investments
are calculated on the identified cost basis. Interest
income is recorded on the
accrual basis. Expenses are recorded on the accrual
basis which may require the
use of certain estimates by management.
Federal Income Taxes: For federal income tax purposes,
each series in the Fund
is treated as a separate taxpaying entity. It is the
intent of the Series to
continue to meet the requirements of the Internal
Revenue Code applicable to
regulated investment companies and to distribute all of
its net income to
shareholders. For this reason, no federal income tax
provision is required.
Dividends: The Series declares daily dividends from net
investment income.
Payment of dividends is made monthly.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with
its custodian bank,
whereby uninvested monies earn credits which reduce the
fees charged by the
custodian.
-------------------------------------------------------
-----
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory agreement
with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM pays
for the cost of the
subadviser's services, the compensation of officers of
the Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The
Fund bears all other
costs and expenses.
The management fee paid to PIFM is computed daily and
payable monthly, at an
annual rate of .50 of 1% of the average daily net
assets of the Series.
The Series has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Series.
The Series reimbursed PSI
for distributing and servicing the Series' shares
pursuant to the plan of
distribution at an annual rate of .125 of 1% of the
Series' average daily net
assets. The distribution fee is accrued daily and
payable monthly.
PSI, PIFM and PIC are (indirect) wholly owned
subsidiaries of The Prudential
Insurance Company of America.
-------------------------------------------------------
-----
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly
owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six
months ended February 28,
1998, the Series incurred fees of approximately $35,900
for the services of
PMFS. As of February 28, 1998, approximately $5,700 of
such fees were due to
PMFS. Transfer agent fees and expenses in the Statement
of Operations include
certain out-of-pocket expenses paid to non-affiliates.
-------------------------------------------------------
-------------------------

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)           NEW JERSEY
MONEY MARKET SERIES
-------------------------------------------------------
-------------------------

Six Months

Ended               Year Ended August 31,

February 28,     ----------------------------------

1998           1997         1996         1995

------------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...............................      $   1.00
$   1.00     $   1.00     $   1.00
Net investment income and net realized
gains(a)....................           .01
 .03          .03          .03
Dividends and
distributions........................................
(.01)          (.03)        (.03)        (.03)

------------     --------     --------     --------
Net asset value, end of
period.....................................      $
1.00       $   1.00     $   1.00     $   1.00

------------     --------     --------     --------

------------     --------     --------     --------
TOTAL
RETURN(b):.............................................
 ......          1.42%          2.82%        2.92%
3.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................      $210,052
$199,472     $181,396     $182,453
Average net assets
(000)...........................................
$193,355       $196,223     $192,617     $171,223
Ratios to average net assets(a):
   Expenses, including distribution
fee............................           .73%(c)
 .73%         .70%         .64%
   Expenses, excluding distribution
fee............................           .60%(c)
 .60%         .57%         .51%
   Net investment
income...........................................
2.85%(c)       2.78%        2.89%        3.11%

1994         1993

--------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...............................  $   1.00     $
1.00
Net investment income and net realized
gains(a)....................       .02          .02
Dividends and
distributions........................................
(.02)        (.02)

--------     --------
Net asset value, end of
period.....................................  $   1.00
$   1.00

--------     --------

--------     --------
TOTAL
RETURN(b):.............................................
 ......      1.90%        2.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................  $158,280
$163,087
Average net assets
(000)...........................................
$169,123     $170,103
Ratios to average net assets(a):
   Expenses, including distribution
fee............................       .68%         .64%
   Expenses, excluding distribution
fee............................       .55%         .51%
   Net investment
income...........................................
1.87%        2.02%

---------------
(a) Net of custodian fee credit.
(b) Total return includes reinvestment of dividends and
distributions.
(c) Annualized.
-------------------------------------------------------
-------------------------
See Notes to Financial Statements.     9

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February
28, 1998
were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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